Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Consolidated Pretax Loss from Continuing Operations
	2022	2021
United States	$(76,654)	$(205,175)
Total	$(76,654)	$(205,175)

Schedule of Income Tax Provision from Continuing Operations

The income tax provision for the years ended December 31, 2022 and 2021 consisted of the following (in thousands):

	2022	2021
United States	$—	$—
State	(44)	(17)
Total current tax provision	(44)	(17)
Total deferred tax provision	—	—
Total	$(44)	$(17)

Schedule of Reconciliation on Effective Tax Rate on Loss Before Income Tax and Statutory Tax Rate

The reconciliation between the Company’s effective tax rate on loss before income tax and the statutory tax rate for the years ended December 31, 2022 and 2021 was as follows:

	2022	2021
Statutory rate	21.00%	21.00%
State income tax, net of federal benefit	2.12%	1.17%
Nondeductible expenses	(0.41)%	(0.48)%
Equity-based expenses	(1.82)%	(0.70)%
Change in fair value of purchase rights	22.60%	—%
Change in fair value of financial instruments	(20.00)%	(3.44)%
Return to provision	(0.47)%	(0.30)%
Tax credits	1.41%	0.68%
Uncertain tax positions	(0.39)%	(0.50)%
Change in valuation allowance	(24.11)%	(17.43)%
Effective tax rate	(0.07)%	—%

Schedule of Net Deferred Tax Assets Arising From Taxable Subsidiaries

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s net deferred tax assets arising from its taxable subsidiaries consisted of the following components as of December 31, 2022 and 2021 (in thousands):

	2022	2021
Deferred tax assets:
Net loss carryforwards	$126,056	$112,891
Fixed assets and intangibles	338	423
Research and development capitalization	4,951	—
Research and development credits	6,136	5,233
Stock-based compensation	3,367	3,513
Other	2,247	2,726
Total deferred tax assets	143,095	124,786
Deferred tax liabilities
Lease assets	(1,011)	(1,218)
Fixed assets	(113)	(101)
Other	(29)	—
Less: valuation allowance	(141,942)	(123,467)
Net deferred tax assets	$—	$—

Schedule of Activity Related to Gross Unrecognized Tax Benefits

The following table summarized the activity related to the Company’s gross unrecognized tax benefits as of December 31, 2022 and 2021 (in thousands):

	2022	2021
Balance at the beginning of the year	$2,679	$1,465
Adjustments related to prior year tax positions	5	813
Increases related to current year tax positions	304	401
Decreases due to statute of limitation expiration	—	—
Balance at end of year	$2,988	$2,679